OTHER LIABILITIES (Schedule of Other Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Other Liabilities [Abstract]
Deferred wage tax and social security	$ 14,052	$ 15,824
Deferred VAT	9,411	10,882
Severance pay	1,795	1,893
Deferred Revenue, Noncurrent	0	336
Other	316	279
Total other liabilities	$ 25,574	$ 29,214